Share-based awards (Details 3) - CHF (SFr) SFr / shares in Units, shares in Millions, SFr in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total estimated unrecognized compensation expense	SFr 2,316	SFr 2,316
Strategic Delivery Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total estimated unrecognized compensation expense	436	436
Performance shares | Performance share awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total estimated unrecognized compensation expense	SFr 173	SFr 173
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance	90.0	77.2
Granted (in shares)	0.0	19.1
Settled (in shares)	(25.1)	(30.2)
Forfeited (in shares)	(0.6)	(1.8)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance	64.3	64.3
of which vested (in shares)	10.6	10.6	10.6
of which unvested (in shares)	53.7	53.7	53.7
Stock compensation plan | Share awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Total estimated unrecognized compensation expense	SFr 385	SFr 385
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance	170.8	143.8
Granted (in shares)	4.7	39.2
Settled (in shares)	(45.2)	(50.0)
Forfeited (in shares)	(2.5)	(5.2)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance	127.8	127.8
of which vested (in shares)	17.6	17.6	17.6
of which unvested (in shares)	110.2	110.2	110.2
Stock compensation plan | Strategic Delivery Plan
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance	62.6	0.0
Granted (in shares)	0.0	62.6
Settled (in shares)	0.0	0.0
Forfeited (in shares)	(0.5)	(0.5)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance	62.1	62.1
of which vested (in shares)	1.1	1.1	1.1
of which unvested (in shares)	61.0	61.0	61.0
Bank
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total estimated unrecognized compensation expense	SFr 2,227	SFr 2,227
Bank | Strategic Delivery Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total estimated unrecognized compensation expense	413	SFr 413
Bank | Performance shares | Performance share awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award		In 6M22, the Bank granted 18.3 million performance share awards at a weighted-average share price of CHF 8.36. Performance share awards are similar to share awards, except that the full balance of outstanding performance share awards, including those awarded in prior years, are subject to performance-based malus provisions.
Total estimated unrecognized compensation expense	SFr 165	SFr 165
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted-average grant-date fair value - Granted (in CHF per share)		SFr 8.36
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance		73.8
Granted (in shares)		18.3
Settled (in shares)		(29.0)
Forfeited (in shares)		(1.8)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance	61.3	61.3
of which vested (in shares)	9.9	9.9
of which unvested (in shares)	51.4	51.4
Bank | Stock compensation plan | Share awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award		In 6M22, the Bank granted 36.3 million share awards at a weighted-average share price of CHF 8.19. Each share award granted entitles the holder of the award to receive one Group share, subject to service conditions. Share awards vest over three years with one third of the share awards vesting on each of the three anniversaries of the grant date (ratable vesting), with the exception of awards granted to individuals classified as material risk takers (MRTs), risk managers MRTs or senior managers or equivalent under the EU or UK Capital Requirements Directive V related provisions. As of February 2022, share awards granted to MRTs vest over four years with one quarter of the award vesting on each of the four anniversaries of the grant date. Share awards granted to risk manager MRTs vest over five years with one fifth of the award vesting on each of the five anniversaries of the grant date. Share awards granted to senior managers vest over seven years, with one fifth of the award vesting on each of the third to seventh anniversaries of the grant date. Share awards are expensed over the service period of the awards.
Vesting period		3 years
Total estimated unrecognized compensation expense	SFr 369	SFr 369
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted-average grant-date fair value - Granted (in CHF per share)		SFr 8.19
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance		135.3
Granted (in shares)		36.3
Settled (in shares)		(47.0)
Forfeited (in shares)		(5.3)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance	119.3	119.3
of which vested (in shares)	15.6	15.6
of which unvested (in shares)	103.7	103.7
Bank | Stock compensation plan | Share awards | UK PRA staff or similuar regulations, Risk takers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		4 years
Bank | Stock compensation plan | Share awards | UK PRA staff or similuar regulations, Senior managemement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		7 years
Bank | Stock compensation plan | Share awards | Risk manager MRTs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		5 years
Bank | Stock compensation plan | Strategic Delivery Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award		In 6M22, the Bank granted 59.4 million SDP deferred share-based awards at a weighted-average share price of CHF 8.50 to most managing directors and directors to incentivize the longer-term delivery of the Group’s strategic plan. Each SDP share award granted entitles the holder of the award to receive one Group share, subject to service conditions and performance-based metrics over the course of 2022-2024. SDP awards are scheduled to vest on the third anniversary of the grant date, with the exception of awards granted to individuals classified as MRTs, risk manager MRTs or senior managers or equivalents under the EU or UK Capital Requirements Directive V related provisions. SDP awards granted to MRTs vest in equal annual installments over two years, commencing on the third anniversary from the grant date. SDP awards granted to risk manager MRTs vest in equal annual installments over three years, while SDP awards granted to senior managers vest in equal annual installments over five years, both commencing on the third anniversary from the grant date. In addition, the Compensation Committee will review and assess the overall success of the delivery of the strategic plan at a Group level over the three-year period (2022-2024) and may increase the SDP awards up to a maximum of 50% of the initial award amount.
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted-average grant-date fair value - Granted (in CHF per share)		SFr 8.50
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance		0.0
Granted (in shares)		59.4
Settled (in shares)		0.0
Forfeited (in shares)		(0.6)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance	58.8	58.8
of which vested (in shares)	1.0	1.0
of which unvested (in shares)	57.8	57.8
Bank | Stock compensation plan | Strategic Delivery Plan | Cliff vesting [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		3 years